Equity Incentive Plants - Summary of non-vested restricted share options (Table) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Unvested at the beginning of period	460,190	335,329	415,889
Unvested at the beginning of period	$ 19.38	$ 10.65	$ 7.09
Granted	1,081,500	810,000	515,000
Granted	$ 18.62	$ 25.69	$ 18.88
Vested	(1,177,689)	(685,139)	(595,560)
Vested	$ 18.46	$ 22.57	$ 15.28
Unvested at end of period	364,001	460,190	335,329
Unvested at end of period	$ 20.11	$ 19.38	$ 10.65